Derivative Financial Instruments - Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 50	$ 15
Total Assets	57	15
Long-term debt	(1,163)	(1,209)
Total Liabilities	(1,165)	(1,274)
Commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets (commodity derivatives)	7
Other current liabilities		(64)
Renewable Fuel Standard RFS obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current liabilities	(2)	(1)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	50	15
Total Assets	50	15
Long-term debt	0	0
Total Liabilities	0	0
Level 1 | Commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets (commodity derivatives)	0
Other current liabilities		0
Level 1 | Renewable Fuel Standard RFS obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Total Assets	7	0
Long-term debt	(1,163)	(1,209)
Total Liabilities	(1,165)	(1,274)
Level 2 | Commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets (commodity derivatives)	7
Other current liabilities		(64)
Level 2 | Renewable Fuel Standard RFS obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current liabilities	(2)	(1)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Total Assets	0	0
Long-term debt	0	0
Total Liabilities	0	0
Level 3 | Commodity derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets (commodity derivatives)	0
Other current liabilities		0
Level 3 | Renewable Fuel Standard RFS obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current liabilities	$ 0	$ 0